Post-Employment Benefits - Summary of Financial and Demographic Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sweden [member]
Financial assumptions
Discount rate	2.10%	2.00%
Inflation rate	2.00%	2.30%
Salary increase rate	2.50%	2.80%
Demographic assumptions
Life expectancy after age 65 in years	23 years	23 years
US [member]
Financial assumptions
Discount rate	5.00%	5.40%
Inflation rate	2.50%	2.50%
Salary increase rate	4.00%	3.00%
Demographic assumptions
Life expectancy after age 65 in years	23 years	22 years
United Kingdom [member]
Financial assumptions
Discount rate	4.80%	4.90%
Inflation rate	3.00%	3.10%
Salary increase rate	0.00%	0.00%
Demographic assumptions
Life expectancy after age 65 in years	23 years	23 years